Significant Accounting Policies - Schedule of Fair Value of Investments Held in Trust Account (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Cash [Member] | NorthView Acquisition Corp [Member]
Schedule of Fair Value of Investments Held in Trust Account [Line Items]
Fair values of investments held in the Trust Account	$ 1,935,561	$ 8,330,835